Shareholders Equity (Unaudited) (USD $)	Common Stock	Receivable From Affiliate	Retained Earnings	Total
Beginning Balance at Apr. 30, 2012		$ (19,699)	$ 495,504	$ 1,136,793
Net Income			79,213	79,213
Ending Balance at Jan. 31, 2013		(19,699)	574,717	1,216,006
Common Stock Value at Jan. 31, 2013	$ 660,988
Common Stock Outstanding at Jan. 31, 2013	14,935,511			14,935,511